Quarterly Report
August 31, 2023
MFS®  Emerging Markets
Equity Fund
FEM-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Alcoholic Beverages – 4.3%
Ambev S.A., ADR	29,400,821	$81,440,274
China Resources Beer Holdings Co. Ltd.	9,516,000	55,938,284
Kweichow Moutai Co. Ltd., “A”	446,209	113,048,753
Wuliangye Yibin Co. Ltd., “A”	2,610,718	55,833,454
		$306,260,765
Automotive – 2.3%
BYD Co. Ltd.	1,757,000	$55,069,029
Hero MotoCorp Ltd.	891,979	31,417,852
Mahindra & Mahindra Ltd.	4,052,821	77,124,090
		$163,610,971
Biotechnology – 0.7%
Hugel, Inc. (a)	555,457	$47,235,382
Brokerage & Asset Managers – 1.0%
B3 S.A. - Brasil Bolsa Balcao	26,851,100	$70,109,293
Moscow Exchange MICEX-RTS PJSC (a)(u)	65,313,565	0
		$70,109,293
Business Services – 4.8%
Infosys Ltd.	6,889,192	$119,453,299
Kingsoft Cloud Holdings, ADR (a)(l)	2,935,686	16,704,054
Tata Consultancy Services Ltd.	2,966,594	120,288,849
Tech Mahindra Ltd.	5,930,010	86,096,127
		$342,542,329
Chemicals – 1.4%
UPL Ltd.	13,962,014	$99,698,254
Computer Software – 0.4%
Kingsoft Corp.	6,286,000	$25,088,373
Computer Software - Systems – 7.4%
Hon Hai Precision Industry Co. Ltd.	36,358,000	$121,587,208
Samsung Electronics Co. Ltd.	7,994,195	404,623,904
		$526,211,112
Conglomerates – 0.7%
LG Corp.	771,102	$47,896,708
Construction – 4.0%
Anhui Conch Cement Co. Ltd.	15,890,000	$44,170,688
Gree Electric Appliances, Inc., “A”	14,968,658	73,486,087
Midea Group Co. Ltd., “A”	7,321,532	56,752,870
Techtronic Industries Co. Ltd.	8,048,000	79,532,283
Zhejiang Supor Co. Ltd., “A”	4,778,152	31,204,606
		$285,146,534
Consumer Products – 0.5%
AmorePacific Corp.	312,513	$31,659,157
Electronics – 8.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	33,197,695	$572,293,174

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.6%
Reliance Industries Ltd.	1,523,660	$44,300,226
Energy - Integrated – 5.2%
China Petroleum & Chemical Corp.	151,828,000	$88,862,461
Galp Energia SGPS S.A., “B”	9,511,358	131,034,876
LUKOIL PJSC (a)(u)	1,176,212	0
Petroleo Brasileiro S.A., ADR	7,920,724	111,286,172
Petroleo Brasileiro S.A., ADR	3,074,963	39,790,021
		$370,973,530
Engineering - Construction – 0.6%
Doosan Bobcat, Inc.	987,906	$40,211,343
Food & Beverages – 3.6%
Gruma S.A.B. de C.V.	3,887,053	$64,887,944
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	29,588,152	105,524,122
Orion Corp.	565,781	52,137,035
Tingyi (Cayman Islands) Holding Corp.	23,174,000	34,041,388
		$256,590,489
Food & Drug Stores – 0.3%
BIM Birlesik Magazalar A.S.	2,485,719	$23,461,544
Forest & Paper Products – 0.8%
Suzano S.A.	5,751,100	$58,242,074
Insurance – 6.5%
AIA Group Ltd.	9,813,200	$89,093,173
DB Insurance Co. Ltd.	776,045	47,968,887
Discovery Ltd. (a)	5,947,380	46,209,111
Ping An Insurance Co. of China Ltd., “H”	24,402,500	146,091,079
Prudential PLC	1,551,558	18,990,783
Samsung Fire & Marine Insurance Co. Ltd.	582,210	108,579,357
		$456,932,390
Internet – 8.8%
Baidu, Inc., ADR (a)	173,948	$24,844,993
MakeMyTrip Ltd. (a)	974,809	38,660,925
NAVER Corp.	432,062	70,117,117
NetEase, Inc., ADR	966,307	99,993,448
Tencent Holdings Ltd.	9,375,300	388,527,992
		$622,144,475
Leisure & Toys – 0.2%
NCsoft Corp.	81,192	$15,449,055
Machinery & Tools – 1.4%
Delta Electronics, Inc.	9,080,000	$98,650,715
Major Banks – 3.2%
Banco Bradesco S.A., ADR	14,376,770	$42,986,542
Bandhan Bank Ltd.	16,299,501	45,205,157
Erste Group Bank AG	2,473,209	88,419,788
Nedbank Group Ltd.	4,672,534	53,395,794
		$230,007,281
Medical & Health Technology & Services – 0.1%
Burning Rock Biotech Ltd., ADR (a)(l)	3,436,036	$4,655,829

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 2.1%
PT United Tractors Tbk	52,178,100	$89,076,205
Vale S.A., ADR	4,397,534	57,915,523
		$146,991,728
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	15,841,300	$44,540,306
Network & Telecom – 0.2%
GDS Holdings Ltd., “A” (a)	4,767,600	$6,881,768
GDS Holdings Ltd., ADR (a)(l)	846,141	10,119,846
		$17,001,614
Other Banks & Diversified Financials – 11.3%
Bangkok Bank Public Co. Ltd.	7,739,500	$37,462,562
China Construction Bank Corp.	175,093,490	93,771,976
China Merchants Bank Co Ltd. “A”	9,259,400	40,072,161
Credicorp Ltd.	829,645	117,336,692
Emirates NBD PJSC	13,492,143	60,058,954
Grupo Financiero Banorte S.A. de C.V.	2,418,387	20,484,059
Grupo Financiero Inbursa S.A. de C.V. (a)	6,159,739	13,305,369
HDFC Bank Ltd.	7,553,624	143,383,019
Jio Financial Services Ltd. (a)	1,509,512	4,257,604
KB Financial Group, Inc.	1,839,093	75,275,151
Kotak Mahindra Bank Ltd.	5,611,628	119,216,062
Sberbank of Russia PJSC (a)(u)	50,760,059	0
SK Square Co. Ltd. (a)	736,820	25,141,352
Tisco Financial Group PCL	17,783,300	52,307,558
		$802,072,519
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B”	24,720,693	$20,051,446
Precious Metals & Minerals – 0.9%
Gold Fields Ltd., ADR	3,011,883	$38,040,082
Polymetal International PLC (a)	6,292,661	26,366,250
		$64,406,332
Real Estate – 2.2%
Emaar Properties PJSC	55,344,875	$106,380,294
ESR Group Ltd.	15,618,600	23,460,711
Hang Lung Properties Ltd.	21,279,000	28,435,854
		$158,276,859
Restaurants – 2.0%
Yum China Holdings, Inc.	2,581,990	$138,627,043
Specialty Chemicals – 0.5%
Saudi Basic Industries Corp.	1,474,314	$34,748,472
Specialty Stores – 7.6%
Alibaba Group Holding Ltd. (a)	23,738,948	$273,037,178
JD.com, Inc., “A”	1,789,859	29,396,015
JD.com, Inc., ADR	114,190	3,792,250
Lojas Renner S.A.	15,842,377	51,282,460
Multiplan Empreendimentos Imobiliarios S.A.	4,390,767	21,935,880
Vipshop Holdings Ltd., ADR (a)	3,861,228	60,968,790
Walmart de Mexico S.A.B. de C.V.	23,969,679	94,427,925
		$534,840,498

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 2.4%
Advanced Info Service Public Co. Ltd.	6,458,800	$39,840,103
Etihad Etisalat Co.	5,077,073	61,117,365
PT Telekom Indonesia	284,468,800	69,669,640
		$170,627,108
Telephone Services – 0.8%
Hellenic Telecommunications Organization S.A.	3,863,249	$57,809,803
Total Common Stocks		$6,929,364,731
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 5.3% (v)	143,666,255	$143,680,621
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j)	9,916,367	$9,916,367

Other Assets, Less Liabilities – 0.1%		4,415,975
Net Assets – 100.0%		$7,087,377,694
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $143,680,621 and $6,939,281,098, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,121,044,843	$—	$—	$2,121,044,843
South Korea	966,294,448	—	—	966,294,448
India	929,101,464	—	—	929,101,464
Taiwan	792,531,097	—	—	792,531,097
Brazil	534,988,239	—	—	534,988,239
Hong Kong	220,522,021	—	—	220,522,021
Mexico	213,156,743	—	—	213,156,743
United Arab Emirates	166,439,248	—	—	166,439,248
Indonesia	158,745,845	—	—	158,745,845
Other Countries	696,930,560	129,610,223	0	826,540,783
Mutual Funds	153,596,988	—	—	153,596,988
Total	$6,953,351,496	$129,610,223	$0	$7,082,961,719
For further information regarding security characteristics, see the Portfolio of Investments.  At August 31, 2023, the fund held three level 3 securities valued at $0, which were also held and valued at $0 at May 31, 2023.
(2) Securities Lending Collateral
At August 31, 2023, the value of securities loaned was $11,154,901. These loans were collateralized by cash of $9,916,367 and U.S. Treasury Obligations (held by the lending agent) of $1,686,965.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hugel, Inc. *	$52,217,688	$—	$7,141,234	$(8,549,241)	$10,708,169	$—
MFS Institutional Money Market Portfolio	102,816,830	273,501,632	232,652,321	(12,415)	26,895	$143,680,621
	$155,034,518	$273,501,633	$239,793,555	$(8,561,656)	$10,735,064	$143,680,621
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hugel, Inc. *	$—	$—
MFS Institutional Money Market Portfolio	1,667,854	—
	$1,667,854	$—
*	Held at period end. No longer considered an affiliated issuer.

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2023, are as follows:
China	29.9%
South Korea	13.6%
India	13.1%
Taiwan	11.2%
Brazil	7.5%
Hong Kong	3.1%
Mexico	3.0%
United Arab Emirates	2.3%
Indonesia	2.2%
Other Countries	14.1%
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.